united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21853

Northern Lights Variable Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders. [Insert annual or semi-annual report.]

(a)
TOPS Managed Risk Balanced ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.42%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,797	$10,399
Jun-2017	$10,587	$12,260
Jun-2018	$11,039	$14,023
Jun-2019	$11,510	$15,483
Jun-2020	$11,606	$16,645
Jun-2021	$13,686	$23,436
Jun-2022	$12,445	$20,948
Jun-2023	$12,922	$25,053
Jun-2024	$13,958	$31,204
Jun-2025	$14,751	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	2.72%	5.68%	4.91%	3.96%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$57,477,355
  Number of Portfolio Holdings30
  Advisory Fee $85,321
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Exchange-Traded Funds	87.8%
Money Market Funds	11.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
45.3%
Fixed Income
43.0%
Money Market Funds
11.4%
Collateral for Securities Loaned
0.8%
Liabilities in Excess of Other Assets
-0.5%

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Collateral for Securities Loaned	0.8%
Money Market Funds	11.4%
Fixed Income	43.0%
Equity	45.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.2%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio S&P 500 Value ETF	6.3%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Balanced ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRB1

TOPS Managed Risk Balanced ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.67%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,771	$10,399
Jun-2017	$10,534	$12,260
Jun-2018	$10,958	$14,023
Jun-2019	$11,394	$15,483
Jun-2020	$11,466	$16,645
Jun-2021	$13,483	$23,436
Jun-2022	$12,233	$20,948
Jun-2023	$12,659	$25,053
Jun-2024	$13,653	$31,204
Jun-2025	$14,392	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	2.63%	5.41%	4.65%	3.71%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$57,477,355
  Number of Portfolio Holdings30
  Advisory Fee $85,321
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Exchange-Traded Funds	87.8%
Money Market Funds	11.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Collateral for Securities Loaned	0.8%
Money Market Funds	11.4%
Fixed Income	43.0%
Equity	45.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.2%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio S&P 500 Value ETF	6.3%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Balanced ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRB2

TOPS Managed Risk Balanced ETF Portfolio

Class 3

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$39	0.77%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,756	$10,399
Jun-2017	$10,508	$12,260
Jun-2018	$10,925	$14,023
Jun-2019	$11,340	$15,483
Jun-2020	$11,401	$16,645
Jun-2021	$13,395	$23,436
Jun-2022	$12,146	$20,948
Jun-2023	$12,549	$25,053
Jun-2024	$13,528	$31,204
Jun-2025	$14,251	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	2.61%	5.35%	4.56%	3.61%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$57,477,355
  Number of Portfolio Holdings30
  Advisory Fee $85,321
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Exchange-Traded Funds	87.8%
Money Market Funds	11.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Collateral for Securities Loaned	0.8%
Money Market Funds	11.4%
Fixed Income	43.0%
Equity	45.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.2%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio S&P 500 Value ETF	6.3%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Balanced ETF Portfolio - Class 3

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRB3

TOPS Managed Risk Balanced ETF Portfolio

Class 4

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$51	1.02%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,736	$10,399
Jun-2017	$10,460	$12,260
Jun-2018	$10,848	$14,023
Jun-2019	$11,241	$15,483
Jun-2020	$11,262	$16,645
Jun-2021	$13,202	$23,436
Jun-2022	$11,935	$20,948
Jun-2023	$12,320	$25,053
Jun-2024	$13,232	$31,204
Jun-2025	$13,901	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	2.49%	5.05%	4.30%	3.35%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$57,477,355
  Number of Portfolio Holdings30
  Advisory Fee $85,321
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Exchange-Traded Funds	87.8%
Money Market Funds	11.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Collateral for Securities Loaned	0.8%
Money Market Funds	11.4%
Fixed Income	43.0%
Equity	45.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.2%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio S&P 500 Value ETF	6.3%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Balanced ETF Portfolio - Class 4

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRB4

TOPS Managed Risk Balanced ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.92%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,744	$10,139
Jun-2017	$10,468	$11,954
Jun-2018	$10,869	$13,672
Jun-2019	$11,274	$15,096
Jun-2020	$11,346	$16,229
Jun-2021	$13,212	$22,850
Jun-2022	$11,997	$20,424
Jun-2023	$9,647	$24,426
Jun-2024	$10,279	$30,424
Jun-2025	$10,762	$35,037

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Managed Risk Balanced ETF Portfolio	2.29%	4.71%	-1.05%	0.74%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$57,477,355
  Number of Portfolio Holdings30
  Advisory Fee $85,321
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Exchange-Traded Funds	87.8%
Money Market Funds	11.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Collateral for Securities Loaned	0.8%
Money Market Funds	11.4%
Fixed Income	43.0%
Equity	45.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.2%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio S&P 500 Value ETF	6.3%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Balanced ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRBI

TOPS Managed Risk Growth ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.41%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,180	$10,399
Jun-2017	$10,339	$12,260
Jun-2018	$11,084	$14,023
Jun-2019	$11,445	$15,483
Jun-2020	$11,206	$16,645
Jun-2021	$14,092	$23,436
Jun-2022	$12,595	$20,948
Jun-2023	$13,244	$25,053
Jun-2024	$14,764	$31,204
Jun-2025	$15,395	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	2.26%	4.28%	6.56%	4.41%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$159,260,528
  Number of Portfolio Holdings26
  Advisory Fee $237,068
  Portfolio Turnover3%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	3.2%
Exchange-Traded Funds	85.9%
Money Market Funds	10.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
76.7%
Fixed Income
11.6%
Money Market Funds
11.2%
Collateral for Securities Loaned
3.3%
Liabilities in Excess of Other Assets
-2.8%

Value	Value
Liabilities in Excess of Other Assets	-2.8%
Collateral for Securities Loaned	3.3%
Money Market Funds	11.2%
Fixed Income	11.6%
Equity	76.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.4%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Growth ETF	4.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Growth ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRG1

TOPS Managed Risk Growth ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.66%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,158	$10,399
Jun-2017	$10,280	$12,260
Jun-2018	$10,996	$14,023
Jun-2019	$11,324	$15,483
Jun-2020	$11,062	$16,645
Jun-2021	$13,889	$23,436
Jun-2022	$12,376	$20,948
Jun-2023	$12,988	$25,053
Jun-2024	$14,427	$31,204
Jun-2025	$15,008	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	2.09%	4.03%	6.29%	4.14%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$159,260,528
  Number of Portfolio Holdings26
  Advisory Fee $237,068
  Portfolio Turnover3%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	3.2%
Exchange-Traded Funds	85.9%
Money Market Funds	10.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.8%
Collateral for Securities Loaned	3.3%
Money Market Funds	11.2%
Fixed Income	11.6%
Equity	76.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.4%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Growth ETF	4.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Growth ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRG2

TOPS Managed Risk Growth ETF Portfolio

Class 3

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$38	0.76%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,143	$10,399
Jun-2017	$10,259	$12,260
Jun-2018	$10,961	$14,023
Jun-2019	$11,270	$15,483
Jun-2020	$11,006	$16,645
Jun-2021	$13,794	$23,436
Jun-2022	$12,280	$20,948
Jun-2023	$12,880	$25,053
Jun-2024	$14,292	$31,204
Jun-2025	$14,857	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	2.06%	3.95%	6.18%	4.04%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$159,260,528
  Number of Portfolio Holdings26
  Advisory Fee $237,068
  Portfolio Turnover3%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	3.2%
Exchange-Traded Funds	85.9%
Money Market Funds	10.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.8%
Collateral for Securities Loaned	3.3%
Money Market Funds	11.2%
Fixed Income	11.6%
Equity	76.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.4%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Growth ETF	4.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Growth ETF Portfolio - Class 3

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRG3

TOPS Managed Risk Growth ETF Portfolio

Class 4

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$51	1.01%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,117	$10,399
Jun-2017	$10,206	$12,260
Jun-2018	$10,886	$14,023
Jun-2019	$11,163	$15,483
Jun-2020	$10,868	$16,645
Jun-2021	$13,596	$23,436
Jun-2022	$12,076	$20,948
Jun-2023	$12,627	$25,053
Jun-2024	$13,987	$31,204
Jun-2025	$14,502	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	1.94%	3.68%	5.94%	3.79%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$159,260,528
  Number of Portfolio Holdings26
  Advisory Fee $237,068
  Portfolio Turnover3%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	3.2%
Exchange-Traded Funds	85.9%
Money Market Funds	10.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.8%
Collateral for Securities Loaned	3.3%
Money Market Funds	11.2%
Fixed Income	11.6%
Equity	76.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.4%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Growth ETF	4.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Growth ETF Portfolio - Class 4

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRG4

TOPS Managed Risk Growth ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.91%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,199	$10,139
Jun-2017	$10,290	$11,954
Jun-2018	$10,980	$13,672
Jun-2019	$11,290	$15,096
Jun-2020	$11,037	$16,229
Jun-2021	$13,708	$22,850
Jun-2022	$12,279	$20,424
Jun-2023	$12,792	$24,426
Jun-2024	$14,185	$30,424
Jun-2025	$14,797	$35,037

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Managed Risk Growth ETF Portfolio	2.04%	4.32%	6.04%	4.02%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$159,260,528
  Number of Portfolio Holdings26
  Advisory Fee $237,068
  Portfolio Turnover3%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	3.2%
Exchange-Traded Funds	85.9%
Money Market Funds	10.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.8%
Collateral for Securities Loaned	3.3%
Money Market Funds	11.2%
Fixed Income	11.6%
Equity	76.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.4%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Growth ETF	4.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Growth ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRGI

TOPS Managed Risk Moderate Growth ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.42%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,438	$10,399
Jun-2017	$10,469	$12,260
Jun-2018	$11,126	$14,023
Jun-2019	$11,534	$15,483
Jun-2020	$11,474	$16,645
Jun-2021	$14,060	$23,436
Jun-2022	$12,630	$20,948
Jun-2023	$13,212	$25,053
Jun-2024	$14,526	$31,204
Jun-2025	$15,343	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	2.61%	5.62%	5.98%	4.37%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$100,288,905
  Number of Portfolio Holdings27
  Advisory Fee $150,525
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
58.8%
Fixed Income
29.5%
Money Market Funds
11.3%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	11.3%
Fixed Income	29.5%
Equity	58.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.0%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRMG1

TOPS Managed Risk Moderate Growth ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.67%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,420	$10,399
Jun-2017	$10,424	$12,260
Jun-2018	$11,043	$14,023
Jun-2019	$11,416	$15,483
Jun-2020	$11,340	$16,645
Jun-2021	$13,857	$23,436
Jun-2022	$12,411	$20,948
Jun-2023	$12,988	$25,053
Jun-2024	$14,212	$31,204
Jun-2025	$14,978	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	2.50%	5.39%	5.72%	4.12%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$100,288,905
  Number of Portfolio Holdings27
  Advisory Fee $150,525
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	11.3%
Fixed Income	29.5%
Equity	58.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.0%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRMG2

TOPS Managed Risk Moderate Growth ETF Portfolio

Class 3

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$39	0.77%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,401	$10,399
Jun-2017	$10,397	$12,260
Jun-2018	$11,003	$14,023
Jun-2019	$11,369	$15,483
Jun-2020	$11,273	$16,645
Jun-2021	$13,770	$23,436
Jun-2022	$12,315	$20,948
Jun-2023	$12,881	$25,053
Jun-2024	$14,077	$31,204
Jun-2025	$14,822	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	2.41%	5.29%	5.63%	4.01%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$100,288,905
  Number of Portfolio Holdings27
  Advisory Fee $150,525
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	11.3%
Fixed Income	29.5%
Equity	58.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.0%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRMG3

TOPS Managed Risk Moderate Growth ETF Portfolio

Class 4

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$51	1.02%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,387	$10,399
Jun-2017	$10,356	$12,260
Jun-2018	$10,934	$14,023
Jun-2019	$11,254	$15,483
Jun-2020	$11,134	$16,645
Jun-2021	$13,564	$23,436
Jun-2022	$12,110	$20,948
Jun-2023	$12,611	$25,053
Jun-2024	$13,770	$31,204
Jun-2025	$14,458	$35,936

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	2.35%	5.00%	5.36%	3.76%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$100,288,905
  Number of Portfolio Holdings27
  Advisory Fee $150,525
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	11.3%
Fixed Income	29.5%
Equity	58.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.0%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRMG4

TOPS Managed Risk Moderate Growth ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.91%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,422	$10,139
Jun-2017	$10,380	$11,954
Jun-2018	$10,966	$13,672
Jun-2019	$11,313	$15,096
Jun-2020	$11,246	$16,229
Jun-2021	$13,602	$22,850
Jun-2022	$12,197	$20,424
Jun-2023	$12,721	$24,426
Jun-2024	$13,187	$30,424
Jun-2025	$13,631	$35,037

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Managed Risk Moderate Growth ETF Portfolio	2.45%	3.37%	3.92%	3.16%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$100,288,905
  Number of Portfolio Holdings27
  Advisory Fee $150,525
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	11.3%
Fixed Income	29.5%
Equity	58.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.0%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

TOPS Managed Risk Moderate Growth ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TMRMGI

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements and Additional
Information

June 30, 2025

TOPS® Managed Risk Balanced ETF Portfolio
TOPS® Managed Risk Growth ETF Portfolio
TOPS® Managed Risk Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC
Member FINRA

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	EQUITY - 45.3%
38,784	FlexShares Global Upstream Natural Resources Index Fund	$1,555,626
83,475	iShares Global REIT ETF(a)	2,061,833
16,411	iShares MSCI Emerging Markets ex China ETF	1,036,191
7,758	iShares MSCI USA Small-Cap Multifactor ETF	527,156
47,937	SPDR Portfolio S&P 400 Mid Cap ETF	2,606,814
10,977	SPDR Portfolio S&P 500 Growth ETF	1,046,328
69,451	SPDR Portfolio S&P 500 Value ETF	3,635,065
48,873	SPDR Portfolio S&P 600 Small Cap ETF	2,081,990
82,526	Vanguard FTSE Developed Markets ETF	4,704,807
31,303	Vanguard FTSE Emerging Markets ETF	1,548,246
8,239	Vanguard S&P 500 ETF	4,679,999
14,975	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	516,338
		26,000,393
	FIXED INCOME - 43.0%
37,674	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,129,447
33,268	SPDR Bloomberg Investment Grade Floating Rate ETF	1,025,652
119,434	SPDR Portfolio Short Term Corporate Bond ETF	3,605,712
61,288	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(a)	1,553,651
42,980	Vanguard Intermediate-Term Treasury ETF	2,570,634
22,243	Vanguard Mortgage-Backed Securities ETF(a)	1,030,741
122,968	Vanguard Short-Term Inflation-Protected Securities ETF	6,181,602
34,912	Vanguard Short-Term Treasury ETF	2,052,127
10,215	Vanguard Total International Bond ETF	505,745
55,809	Xtrackers USD High Yield Corporate Bond ETF	2,060,468
		24,715,779

	TOTAL EXCHANGE-TRADED FUNDS (Cost $44,925,287)	50,716,172

See accompanying notes to financial statements.

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.2%
	COLLATERAL FOR SECURITIES LOANED – 0.8%
466,075	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $466,075)(b)	$466,075

	MONEY MARKET FUNDS - 11.4%
6,574,895	Invesco Government & Agency Portfolio, Institutional Class, 4.21% (Cost $6,574,895)(b)	6,574,895

	TOTAL SHORT-TERM INVESTMENTS – (Cost $7,040,970)	7,040,970

	TOTAL INVESTMENTS – 100.5% (Cost $51,966,257)	$57,757,142
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%	(279,787)
	NET ASSETS - 100.0%	$57,477,355

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
29	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	10/01/2025	$3,161,000	$31,265
2	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	09/22/2025	219,170	7,310
3	CME E-Mini Standard & Poor’s 500 Index Future	Bank of America Merrill Lynch	09/22/2025	938,063	33,188
1	CME E-Mini Standard & Poor’s MidCap 400 Index	Bank of America Merrill Lynch	09/22/2025	312,550	9,390
4	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	09/22/2025	536,340	4,780
7	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	09/22/2025	431,725	7,385
	TOTAL FUTURES CONTRACTS				$93,318

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

ETF	- Exchange-Traded Fund

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $2,635,431 at June 30, 2025. The loaned securities were secured with cash collateral of $466,075 and non-cash collateral of $2 ,228,573. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio’s futures contracts. Further, the underlying price changes in relation to the riables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

See accompanying notes to financial statements.

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	EQUITY - 76.7%
142,829	FlexShares Global Upstream Natural Resources Index Fund	$5,728,871
230,612	iShares Global REIT ETF(a)	5,696,116
90,659	iShares MSCI Emerging Markets ex China ETF	5,724,209
42,482	iShares MSCI USA Small-Cap Multifactor ETF	2,886,652
290,960	SPDR Portfolio S&P 400 Mid Cap ETF	15,822,405
75,804	SPDR Portfolio S&P 500 Growth ETF	7,225,637
137,050	SPDR Portfolio S&P 500 Value ETF	7,173,197
202,526	SPDR Portfolio S&P 600 Small Cap ETF	8,627,608
430,108	Vanguard FTSE Developed Markets ETF	24,520,457
115,298	Vanguard FTSE Emerging Markets ETF	5,702,639
53,107	Vanguard S&P 500 ETF	30,166,370
82,736	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,852,737
		122,126,898
	FIXED INCOME - 11.6%
26,058	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,856,217
113,145	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,868,226
47,496	Vanguard Intermediate-Term Treasury ETF	2,840,736
30,653	Vanguard Mortgage-Backed Securities ETF(a)	1,420,460
84,618	Vanguard Short-Term Inflation-Protected Securities ETF	4,253,747
115,635	Xtrackers USD High Yield Corporate Bond ETF	4,269,244
		18,508,630

	TOTAL EXCHANGE-TRADED FUNDS (Cost $110,961,462)	140,635,528

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.5%
	COLLATERAL FOR SECURITIES LOANED – 3.3%
5,248,410	Federated Hermes Government Obligations Fund, Institutional Class, 4.21% (Cost $5,248,410)(b)	5,248,410

	MONEY MARKET FUNDS - 11.2%
17,849,322	Invesco Government & Agency Portfolio, Institutional Class, 4.21% (Cost $17,849,322)(b)	17,849,322

See accompanying notes to financial statements.

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

TOTAL SHORT-TERM INVESTMENTS – (Cost 23,097,732)	$23,097,732

TOTAL INVESTMENTS – 102.8% (Cost $134,059,194)	$163,733,260
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8%)	(4,472,732)
NET ASSETS - 100.0%	$159,260,528

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
32	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	10/01/2025	$3,488,000	$34,250
8	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	09/22/2025	876,680	10,605
16	CME E-Mini Standard & Poor’s 500 Index Future	Bank of America Merrill Lynch	09/22/2025	5,003,000	81,687
7	CME E-Mini Standard & Poor’s MidCap 400 Index	Bank of America Merrill Lynch	09/22/2025	2,187,850	22,210
22	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	09/22/2025	2,949,870	26,260
31	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	09/22/2025	1,911,925	11,600
	TOTAL FUTURES CONTRACTS				$186,612

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

ETF	- Exchange-Traded Fund

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $5,670,863 at June 30, 2025. The loaned securities were secured with cash collateral of $5,248,410 and non-cash collateral of $543,102. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

See accompanying notes to financial statements.

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	EQUITY - 58.8%
90,185	FlexShares Global Upstream Natural Resources Index Fund	$3,617,320
145,625	iShares Global REIT ETF	3,596,938
28,622	iShares MSCI Emerging Markets ex China ETF	1,807,193
26,838	iShares MSCI USA Small-Cap Multifactor ETF	1,823,642
133,621	SPDR Portfolio S&P 400 Mid Cap ETF	7,266,310
19,148	SPDR Portfolio S&P 500 Growth ETF	1,825,187
52,072	SPDR Portfolio S&P 500 Value ETF	2,725,448
85,254	SPDR Portfolio S&P 600 Small Cap ETF	3,631,820
207,943	Vanguard FTSE Developed Markets ETF	11,854,831
72,856	Vanguard FTSE Emerging Markets ETF(a)	3,603,458
28,746	Vanguard S&P 500 ETF	16,328,591
26,121	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	900,652
		58,981,390
	FIXED INCOME - 29.5%
41,079	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,502,669
266,978	SPDR Portfolio Short Term Corporate Bond ETF	8,060,066
71,279	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,806,923
45,151	Vanguard Intermediate-Term Treasury ETF	2,700,481
38,743	Vanguard Mortgage-Backed Securities ETF	1,795,351
106,868	Vanguard Short-Term Inflation-Protected Securities ETF	5,372,254
18,081	Vanguard Total International Bond ETF	895,190
121,704	Xtrackers USD High Yield Corporate Bond ETF	4,493,312
		29,626,246

	TOTAL EXCHANGE-TRADED FUNDS (Cost $74,897,444)	88,607,636

See accompanying notes to financial statements.

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.3%
	MONEY MARKET FUNDS - 11.3%
11,320,001	Invesco Government & Agency Portfolio, Institutional Class, 4.21% (Cost $11,320,001)(b)	11,320,001

	TOTAL INVESTMENTS – 99.6% (Cost $86,217,445)	$99,927,637
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%	361,268
	NET ASSETS - 100.0%	$100,288,905

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
35	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	10/01/2025	$3,815,000	$37,734
3	CME E-mini Russell 2000 Index Futures	Bank of America Merrill Lynch	09/22/2025	328,755	10,965
8	CME E-Mini Standard & Poor’s 500 Index Future	Bank of America Merrill Lynch	09/22/2025	2,501,500	88,500
4	CME E-Mini Standard & Poor’s MidCap 400 Index	Bank of America Merrill Lynch	09/22/2025	1,250,200	37,620
11	ICE US mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	09/22/2025	1,474,935	13,145
15	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	09/22/2025	925,125	15,825
	TOTAL FUTURES CONTRACTS				$203,789

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

ETF	- Exchange-Traded Fund

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $492,813 at June 30, 2025. The loaned securities were secured with non-cash collateral of $504,320. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Unaudited)
June 30, 2025

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
Assets:	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investments in securities, at cost	$51,966,257	$134,059,194	$86,217,445
Investments in securities, at value (Securities on loan $2,635,431, $5,670,863 and $492,813, respectively)	$57,757,142	$163,733,260	$99,927,637
Deposits with Broker	95,475	627,218	249,312
Receivable for securities sold	—	30,329	—
Receivable for Portfolio shares sold	233	25,921	493
Unrealized appreciation on futures contracts	93,318	186,612	203,789
Interest and dividends receivable	35,967	151,485	87,731
Total Assets	57,982,135	164,754,825	100,468,962

Liabilities:
Collateral on securities loaned	466,075	5,248,410	—
Payable for Portfolio shares redeemed	13,819	176,628	138,007
Accrued distribution (12b-1) fees	13,732	36,601	24,646
Accrued investment advisory fees	8,879	30,899	15,643
Payable to related parties and administrative service fees	2,275	1,759	1,761
Total Liabilities	504,780	5,494,297	180,057
Net Assets	$57,477,355	$159,260,528	$100,288,905

Components of Net Assets:
Paid-in capital	$57,246,522	$136,742,029	$99,483,937
Accumulated earnings	230,833	22,518,499	804,968
Net Assets	$57,477,355	$159,260,528	$100,288,905

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2025

	Managed Risk		Managed Risk		Managed Risk
	Balanced		Growth		Moderate Growth
	ETF Portfolio		ETF Portfolio		ETF Portfolio
Class 1 Shares:
Net assets	$814,432		$4,955,976		$532,003
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	56,701		377,544		41,017

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.36		$13.13		$12.97

Class 2 Shares:
Net assets	$36,505,401		$94,077,258		$56,011,938
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,465,034		7,137,434		4,022,804

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.81		$13.18		$13.92

Class 3 Shares:
Net assets	$17,075,886		$57,850,510		$39,751,955
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,173,926		4,492,746		3,114,723

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.55		$12.88		$12.76

Class 4 Shares:
Net assets	$3,081,606		$2,376,752		$3,992,964
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	227,142		181,320		327,525

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$13.5 7		$13.11		$12.19

Investor Class Shares:
Net assets	$30		$32		$45
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2		2		3

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.97	(a)	$14.49	(a)	$12.95	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2025

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income	$610,402	$1,364,704	$1,026,934
Interest income	139,218	381,451	244,537
Securities lending income	13,586	16,858	19,127
Total Investment Income	763,206	1,763,013	1,290,598
Expenses:
Investment advisory fees	85,321	237,068	150,525
Distribution fees (12b-1)
Class 2 Shares	44,301	115,157	69,316
Class 3 Shares	30,746	101,975	70,636
Class 4 Shares	9,257	7,046	12,046
Related parties and administrative service fees	35,172	87,871	57,728
Total Expenses	204,797	549,117	360,251
Net Investment Income	558,409	1,213,896	930,347

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	523,889	2,181,594	1,216,936
Futures contracts	(1,784,126)	(7,677,382)	(4,064,918)
Total net realized loss	(1,260,237)	(5,495,788)	(2,847,982)
Net change in unrealized appreciation on:
Investments	1,933,960	7,272,726	3,814,905
Futures contracts	226,678	234,114	495,042
Total unrealized appreciation	2,160,638	7,506,840	4,309,947
Net Realized and Unrealized Gain on Investments and Futures Contracts	900,401	2,011,052	1,461,965
Net Increase in Net Assets Resulting from Operations	$1,458,810	$3,224,948	$2,392,312

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$558,409	$1,584,569
Net realized gain (loss) on investments
and futures contracts	(1,260,237)	1,203,222
Net change in unrealized appreciation
on investments and futures contracts	2,160,638	884,295
Net increase in net assets resulting from operations	1,458,810	3,672,086
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(19,043)
Class 2	—	(928,119)
Class 3	—	(491,458)
Class 4	—	(81,127)
Investor Class	—	(0	) (a)
Total distributions to shareholders	—	(1,519,747)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	146,490	1,536
Class 2	2,359,145	4,165,840
Class 3	50,152	311,357
Class 4	15,910	31,514
Investor Class	—	—
Reinvestment of distributions
Class 1	—	19,043
Class 2	—	928,119
Class 3	—	491,458
Class 4	—	81,127
Investor Class	—	0	(a)
Cost of shares redeemed
Class 1	(5,624)	(166,405)
Class 2	(1,629,359)	(7,673,567)
Class 3	(2,059,743)	(3,370,693)
Class 4	(221,730)	(1,117,266)
Net decrease in net assets from share transactions of beneficial interest	(1,344,759)	(6,297,937)
Total Increase (Decrease) In Net Assets	114,051	(4,145,598)

Net Assets:
Beginning of period/year	57,363,304	61,508,902
End of period/year	$57,477,355	$57,363,304

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024
SHARE ACTIVITY
Class 1
Shares Sold	10,440	109
Shares Reinvested	—	1,343
Shares Redeemed	(399)	(12,097)
Net increase (decrease) in shares of beneficial interest outstanding	10,041	(10,645)

Class 2
Shares Sold	163,613	289,281
Shares Reinvested	—	63,396
Shares Redeemed	(112,879)	(527,609)
Net increase (decrease) in shares of beneficial interest outstanding	50,734	(174,932)

Class 3
Shares Sold	3,558	21,823
Shares Reinvested	—	34,153
Shares Redeemed	(144,817)	(235,908)
Net decrease in shares of beneficial interest outstanding	(141,259)	(179,932)

Class 4
Shares Sold	1,189	2,383
Shares Reinvested	—	6,036
Shares Redeemed	(16,579)	(82,727)
Net decrease in shares of beneficial interest outstanding	(15,390)	(74,308)

Investor Class
Shares Sold	—	— (a)
Shares Reinvested	—	0 (a)
Net increase in shares of beneficial interest outstanding	—	0 (a)

(a)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,213,896	$3,437,415
Net realized gain (loss) on investments and futures contracts	(5,495,788)	5,849,707
Net change in unrealized appreciation on investments and futures contracts	7,506,840	4,134,900
Net increase in net assets resulting from operations	3,224,948	13,422,022
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(158,156)
Class 2	—	(2,232,261)
Class 3	—	(1,404,518)
Class 4	—	(46,782)
Investor Class	—	(0	) (a)
Total distributions to shareholders	—	(3,841,717)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	23,127	423,874
Class 2	2,728,567	4,633,098
Class 3	408,463	405,168
Class 4	6,516	34,727
Investor Class	—	—
Reinvestment of distributions
Class 1	—	158,156
Class 2	—	2,232,261
Class 3	—	1,404,518
Class 4	—	46,782
Investor Class	—	0	(a)
Cost of shares redeemed
Class 1	(1,431,030)	(2,931,941)
Class 2	(5,934,790)	(23,218,753)
Class 3	(5,157,755)	(11,097,076)
Class 4	(115,583)	(1,166,337)
Net decrease in net assets from share transactions of beneficial interest	(9,472,485)	(29,075,523)
Total Decrease In Net Assets	(6,247,537)	(19,495,218)

Net Assets:
Beginning of period/year	165,508,065	185,003,283
End of period/year	$159,260,528	$165,508,065

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024
SHARE ACTIVITY
Class 1
Shares Sold	1,790	32,304
Shares Reinvested	—	12,045
Shares Redeemed	(111,413)	(229,610)
Net decrease in shares of beneficial interest outstanding	(109,623)	(185,261)

Class 2
Shares Sold	214,880	359,141
Shares Reinvested	—	169,111
Shares Redeemed	(462,779)	(1,806,258)
Net decrease in shares of beneficial interest outstanding	(247,899)	(1,278,006)

Class 3
Shares Sold	32,525	31,893
Shares Reinvested	—	108,877
Shares Redeemed	(411,086)	(877,789)
Net decrease in shares of beneficial interest outstanding	(378,561)	(737,019)

Class 4
Shares Sold	511	2,772
Shares Reinvested	—	3,555
Shares Redeemed	(9,047)	(89,191)
Net decrease in shares of beneficial interest outstanding	(8,536)	(82,864)

Investor Class
Shares Sold	—	— (a)
Shares Reinvested	—	0 (a)
Net increase in shares of beneficial interest outstanding	—	0 (a)

(a)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$930,347	$2,564,573
Net realized gain (loss) on investments and futures contracts	(2,847,982)	2,529,439
Net change in unrealized appreciation on investments and futures contracts	4,309,947	2,760,265
Net increase in net assets resulting from operations	2,392,312	7,854,277
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(15,230)
Class 2	—	(1,348,340)
Class 3	—	(1,116,608)
Class 4	—	(103,237)
Investor Class	—	(24	) (a)
Total distributions to shareholders	—	(2,583,439)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	2,440	254,467
Class 2	3,076,927	3,835,121
Class 3	44,645	338,264
Class 4	113,610	42,407
Investor Class	—	—
Reinvestment of distributions
Class 1	—	15,230
Class 2	—	1,348,340
Class 3	—	1,116,608
Class 4	—	103,237
Investor Class	—	24	(a)
Cost of shares redeemed
Class 1	(22,243)	(67,836)
Class 2	(3,715,872)	(8,376,655)
Class 3	(3,910,199)	(8,523,111)
Class 4	(323,730)	(466,786)
Net decrease in net assets from share transactions of beneficial interest	(4,734,422)	(10,380,690)
Total Decrease In Net Assets	(2,342,110)	(5,109,852)

Net Assets:
Beginning of period/year	102,631,015	107,740,867
End of period/year	$100,288,905	$102,631,015

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024
SHARE ACTIVITY
Class 1
Shares Sold	190	20,518
Shares Reinvested	—	1,185
Shares Redeemed	(1,747)	(5,352)
Net increase (decrease) in shares of beneficial interest outstanding	(1,557)	16,351

Class 2
Shares Sold	225,469	285,099
Shares Reinvested	—	97,565
Shares Redeemed	(274,829)	(618,015)
Net decrease in shares of beneficial interest outstanding	(49,360)	(235,351)

Class 3
Shares Sold	3,577	26,939
Shares Reinvested	—	88,061
Shares Redeemed	(313,678)	(685,851)
Net decrease in shares of beneficial interest outstanding	(310,101)	(570,851)

Class 4
Shares Sold	9,702	3,596
Shares Reinvested	—	8,511
Shares Redeemed	(27,417)	(39,730)
Net decrease in shares of beneficial interest outstanding	(17,715)	(27,623)

Investor Class
Shares Sold	—	—
Shares Reinvested	—	2
Shares Redeemed	—	—
Net increase (decrease) in shares of beneficial interest outstanding	—	2

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$13.98		$13.53	$12.48	$38.19	$35.58	$34.89
Income (loss) from investment operations:
Net investment income (a)(b)	0.16		0.40	0.25	0.66	0.66	0.48
Net realized and unrealized gain (loss) on investments and futures contracts	0.22		0.47	0.93	(5.04)	2.46	1.56
Total income (loss) from investment operations	0.38		0.87	1.18	(4.38)	3.12	2.04
Less distributions from:
Net investment income	—		(0.42)	(0.07)	(7.05)	(0.51)	(0.87)
Net realized gain	—		—	(0.06)	(14.28)	—	(0.48)
Total distributions	—		(0.42)	(0.13)	(21.33)	(0.51)	(1.35)
Net asset value, end of period/year	$14.36		$13.98	$13.53	$12.48	$38.19	$35.58
Total return (c)	2.72	% (e)	6.38%	9.49%	(11.75)%	8.80%	6.17%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$814		$652	$775	$142	$161	$148
Ratio of expenses to average net assets (d)	0.42	% (f)	0.42%	0.43%	0.41%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	2.28	% (f)	2.88%	3.34%	2.26%	1.75%	1.38%
Portfolio turnover rate	5	% (e)	13%	21%	14%	9%	27%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$14.43		$13.96	$12.90	$38.01	$35.40	$34.71
Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.39	0.16	0.54	0.54	0.39
Net realized and unrealized gain (loss) on investments and futures contracts	0.24		0.48	1.00	(5.01)	2.49	1.56
Total income (loss) from investment operations	0.38		0.86	1.16	(4.47)	3.03	1.95
Less distributions from:
Net investment income	—		(0.39)	(0.04)	(6.36)	(0.42)	(0.78)
Net realized gain	—		—	(0.06)	(14.28)	—	(0.48)
Total distributions	—		(0.39)	(0.10)	(20.64)	(0.42)	(1.26)
Net asset value, end of period/year	$14.81		$14.43	$13.96	$12.90	$38.01	$35.40
Total return (c)	2.63	% (e)	6.09%	9.02%	(11.85)%	8.57%	5.90%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$36,505		$34,845	$36,144	$32,612	$373,337	$382,900
Ratio of expenses to average net assets (d)	0.67	% (f)	0.67%	0.68%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	2.02	% (f)	2.66%	2.65%	1.55%	1.46%	1.10%
Portfolio turnover rate	5	% (e)	13%	21%	14%	9%	27%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$14.18		$13.73	$12.66	$38.19	$35.55	$34.89
Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.36	0.14	0.51	0.51	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.24		0.46	1.01	(5.01)	2.52	1.56
Total income (loss) from investment operations	0.37		0.82	1.15	(4.50)	3.03	1.89
Less distributions from:
Net investment income	—		(0.37)	(0.02)	(6.75)	(0.39)	(0.75)
Net realized gain	—		—	(0.06)	(14.28)	—	(0.48)
Total distributions	—		(0.37)	(0.08)	(21.03)	(0.39)	(1.23)
Net asset value, end of period/year	$14.55		$14.18	$13.73	$12.66	$38.19	$35.55
Total return (c)	2.61	% (e)	5.96%	9.16%	(12.08)%	8.51%	5.66%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$17,076		$18,654	$20,522	$21,739	$81,163	$82,899
Ratio of expenses to average net assets (d)	0.77	% (f)	0.77%	0.78%	0.76%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	1.89	% (f)	2.54%	2.49%	1.56%	1.35%	1.00%
Portfolio turnover rate	5	% (e)	13%	21%	14%	9%	27%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$13.24		$12.84	$11.88	$37.53	$34.86	$34.20
Income (loss) from investment operations:
Net investment income (a)(b)	0.11		0.30	0.11	0.45	0.39	0.24
Net realized and unrealized gain (loss) on investments and futures contracts	0.22		0.45	0.91	(4.98)	2.49	1.53
Total income (loss) from investment operations	0.33		0.75	1.02	(4.53)	2.88	1.77
Less distributions from:
Net investment income	—		(0.34)	—	(6.84)	(0.21)	(0.63)
Net realized gain	—		—	(0.06)	(14.28)	—	(0.48)
Total distributions	—		(0.34)	(0.06)	(21.12)	(0.21)	(1.11)
Net asset value, end of period/year	$13.5 7		$13.24	$12.84	$11.88	$37.53	$34.86
Total return (c)	2.49	% (e)	5.69%	8.63%	(12.17)%	8.28%	5.46%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$3,082		$3,212	$4,068	$5,055	$6,494	$8,104
Ratio of expenses to average net assets (d)	1.02	% (f)	1.02%	1.03%	1.01%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	1.65	% (f)	2.25%	2.18%	1.61%	1.05%	0.74%
Portfolio turnover rate	5	% (e)	13%	21%	14%	9%	27%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2025		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024		December 31, 2023 *		December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$21.63		$20.80		$19.29		$40.26	$37.65	$36.96
Income (loss) from investment operations:
Net investment income (a)(b)	0.17		0.18		0.27		0.42	0.90	0.27
Net realized and unrealized gain (loss) on investments and futures contracts	(4.83)		1.04		1.34		(7.11)	2.13	1.68
Total income from investment operations	(4.66)		1.22		1.61		(6.69)	3.03	1.95
Less distributions from:
Net investment income	—		(0.39)		(0.04)		—	(0.42)	(0.78)
Net realized gain	—		—		(0.06)		(14.28)	—	(0.48)
Total distributions	—		(0.39)		(0.10)		(14.28)	(0.42)	(1.26)
Net asset value, end of period/year (c)	$16.97		$21.63		$20.80		$19.29	$40.26	$37.65
Total return (d)	2.29	% (h)	5.84	% (g)	8.52	% (g)	(11.73)%	8.06%	5.52%
Ratios and Supplemental Data:
Net assets, end of period/year (e)	$30		$39		$36		$14	$16	$15
Ratio of expenses to average net assets (f)	0.92	% (i)	0.92%		0.93%		0.91%	0.90%	0.90%
Ratio of net investment income to average net assets (b)(f)	1.55	% (i)	2.15%		2.08%		1.51%	0.95%	0.64%
Portfolio turnover rate	5	% (h)	13%		21%		14%	9%	27%

*	Effective August 18, 2023, the Portfolio had a three-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023 *		December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$12.84		$12.20	$11.04		$26.32	$23.64	$22.98
Income (loss) from investment operations:
Net investment income (a)(b)	0.11		0.28	0.15		0.36	0.42	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.18		0.69	1.11		(3.78)	2.60	0.88
Total income (loss) from investment operations	0.29		0.97	1.26		(3.42)	3.02	1.18
Less distributions from:
Net investment income	—		(0.33)	(0.08)		(2.18)	(0.34)	(0.52)
Net realized gain	—		—	(0.02)		(9.68)	—	—
Total distributions	—		(0.33)	(0.10)		(11.86)	(0.34)	(0.52)
Net asset value, end of period/year	$13.13		$12.84	$12.20		$11.04	$26.32	$23.64
Total return (c)	2.26	% (f)	7.91%	11.45	% (e)	(13.45)%	12.79%	5.46%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$4,956		$6,256	$8,200		$17,478	$26,491	$28,548
Ratio of expenses to average net assets (d)	0.41	% (g)	0.41%	0.41%		0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	1.75	% (g)	2.16%	2.15%		1.71%	1.62%	1.34%
Portfolio turnover rate	3	% (f)	14%	12%		18%	9%	37%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$12.91		$12.26	$11.10	$26.20	$23.52	$22.86
Income (loss) from investment operations:
Net investment income (a)(b)	0.10		0.25	0.14	0.30	0.34	0.24
Net realized and unrealized gain (loss) on investments and futures contracts	0.17		0.70	1.09	(3.78)	2.62	0.88
Total income (loss) from investment operations	0.27		0.95	1.23	(3.48)	2.96	1.12
Less distributions from:
Net investment income	—		(0.30)	(0.05)	(1.94)	(0.28)	(0.46)
Net realized gain	—		—	(0.02)	(9.68)	—	—
Total distributions	—		(0.30)	(0.07)	(11.62)	(0.28)	(0.46)
Net asset value, end of period/year	$13.18		$12.91	$12.26	$11.10	$26.20	$23.52
Total return (c)	2.09	% (e)	7.71%	11.14%	(13.73)%	12.59%	5.19%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$94,077		$95,344	$106,222	$103,516	$619,200	$613,432
Ratio of expenses to average net assets (d)	0.66	% (f)	0.66%	0.66%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	1.58	% (f)	1.97%	2.10%	1.28%	1.34%	1.10%
Portfolio turnover rate	3	% (e)	14%	12%	18%	9%	37%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$12.62		$11.99	$10.86	$26.08	$23.42	$22.74
Income (loss) from investment operations:
Net investment income (a)(b)	0.09		0.24	0.13	0.30	0.32	0.22
Net realized and unrealized gain (loss) on investments and futures contracts	0.17		0.68	1.06	(3.76)	2.58	0.90
Total income (loss) from investment operations	0.26		0.92	1.19	(3.46)	2.90	1.12
Less distributions from:
Net investment income	—		(0.29)	(0.04)	(2.08)	(0.24)	(0.44)
Net realized gain	—		—	(0.02)	(9.68)	—	—
Total distributions	—		(0.29)	(0.06)	(11.76)	(0.24)	(0.44)
Net asset value, end of period/year	$12.88		$12.62	$11.99	$10.86	$26.08	$23.42
Total return (c)	2.06	% (e)	7.63%	11.00%	(13.79)%	12.43%	5.18%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$57,851		$61,466	$67,253	$71,051	$144,867	$149,766
Ratio of expenses to average net assets (d)	0.76	% (f)	0.76%	0.76%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	1.47	% (f)	1.88%	1.97%	1.32%	1.23%	0.99%
Portfolio turnover rate	3	% (e)	14%	12%	18%	9%	37%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$12.86		$12.21	$11.06	$26.32	$23.64	$22.96
Income (loss) from investment operations:
Net investment income (a)(b)	0.08		0.20	0.12	0.24	0.26	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	0.17		0.70	1.06	(3.76)	2.60	0.90
Total income (loss) from investment operations	0.25		0.90	1.18	(3.52)	2.86	1.06
Less distributions from:
Net investment income	—		(0.25)	(0.01)	(2.06)	(0.18)	(0.38)
Net realized gain	—		—	(0.02)	(9.68)	—	—
Total distributions	—		(0.25)	(0.03)	(11.74)	(0.18)	(0.38)
Net asset value, end of period/year	$13.11		$12.86	$12.21	$11.06	$26.32	$23.64
Total return (c)	1.94	% (e)	7.28%	10.71%	(13.86)%	12.13%	4.85%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$2,377		$2,442	$3,329	$3,590	$4,639	$4,592
Ratio of expenses to average net assets (d)	1.01	% (f)	1.01%	1.01%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	1.23	% (f)	1.56%	1.72%	1.18%	0.99%	0.74%
Portfolio turnover rate	3	% (e)	14%	12%	18%	9%	37%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$14.20		$13.44	$12.22	$27.36	$24.68	$24.02
Income (loss) from investment operations:
Net investment income (a)(b)	0.12		0.12	0.22	0.40	0.48	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	0.17		0.94	1.07	(3.92)	2.48	1.02
Total income (loss) from investment operations	0.29		1.06	1.29	(3.52)	2.96	1.12
Less distributions from:
Net investment income	—		(0.30)	(0.05)	(1.94)	(0.28)	(0.46)
Net realized gain	—		—	(0.02)	(9.68)	—	—
Total distributions	—		(0.30)	(0.07)	(11.62)	(0.28)	(0.46)
Net asset value, end of period/year (c)	$14.49		$14.20	$13.44	$12.22	$27.36	$24.68
Total return (d)	2.04	% (g)	7.86%	10.61%	(13.38)%	12.00%	4.92%
Ratios and Supplemental Data:
Net assets, end of period/year (e)	$32		$31	$29	$14	$16	$15
Ratio of expenses to average net assets (f)	0.91	% (h)	0.91%	0.91%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets (b)(f)	1.13	% (h)	1.46%	1.62%	1.08%	0.89%	0.64%
Portfolio turnover rate	3	% (g)	14%	12%	18%	9%	37%

*	Effective August 18, 2023, the Portfolio had a two-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$12.64		$12.05	$11.00	$67.50	$61.45	$59.95
Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.36	0.09	0.80	1.10	0.80
Net realized and unrealized gain (loss) on investments and futures contracts	0.19		0.60	1.07	(9.30)	5.85	2.70
Total income (loss) from investment operations	0.33		0.96	1.16	(8.50)	6.95	3.50
Less distributions from:
Net investment income	—		(0.37)	(0.08)	(10.45)	(0.90)	(1.50)
Net realized gain	—		—	(0.03)	(37.55)	—	(0.50)
Total distributions	—		(0.37)	(0.11)	(48.00)	(0.90)	(2.00)
Net asset value, end of period/year	$12.97		$12.64	$12.05	$11.00	$67.50	$61.45
Total return (c)	2.61	% (e)	7.89%	10.62%	(13.22)%	11.38%	6.20%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$532		$538	$316	$326	$1,167	$1,116
Ratio of expenses to average net assets (d)	0.42	% (f)	0.41%	0.41%	0.41%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	2.17	% (f)	2.87%	2.72%	1.79%	1.68%	1.43%
Portfolio turnover rate	4	% (e)	13%	14%	14%	9%	32%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$13.58		$12.93	$11.80	$67.25	$61.25	$59.75
Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.33	0.08	0.85	0.90	0.65
Net realized and unrealized gain (loss) on investments and futures contracts	0.21		0.66	1.13	(9.40)	5.85	2.70
Total income (loss) from investment operations	0.34		0.99	1.21	(8.55)	6.75	3.35
Less distributions from:
Net investment income	—		(0.34)	(0.05)	(9.35)	(0.75)	(1.35)
Net realized gain	—		—	(0.03)	(37.55)	—	(0.50)
Total distributions	—		(0.34)	(0.08)	(46.90)	(0.75)	(1.85)
Net asset value, end of period/year	$13.92		$13.58	$12.93	$11.80	$67.25	$61.25
Total return (c)	2.50	% (e)	7.58%	10.33%	(13.35)%	11.06%	5.91%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$56,012		$55,316	$55,692	$55,717	$626,034	$629,522
Ratio of expenses to average net assets (d)	0.67	% (f)	0.66%	0.66%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets (b)(d)	1.92	% (f)	2.47%	2.46%	1.41%	1.41%	1.16%
Portfolio turnover rate	4	% (e)	13%	14%	14%	9%	32%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$12.46		$11.88	$10.85	$67.05	$61.05	$59.50
Income (loss) from investment operations:
Net investment income (a)(b)	0.11		0.29	0.07	0.75	0.85	0.60
Net realized and unrealized gain (loss) on investments and futures contracts	0.19		0.62	1.04	(9.35)	5.85	2.70
Total income (loss) from investment operations	0.30		0.91	1.11	(8.60)	6.70	3.30
Less distributions from:
Net investment income	—		(0.33)	(0.05)	(10.05)	(0.70)	(1.25)
Net realized gain	—		—	(0.03)	(37.55)	—	(0.50)
Total distributions	—		(0.33)	(0.08)	(47.60)	(0.70)	(1.75)
Net asset value, end of period/year	$12.76		$12.46	$11.88	$10.85	$67.05	$61.05
Total return (c)	2.41	% (e)	7.58%	10.23%	(13.53)%	10.98%	5.90%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$39,752		$42,664	$47,487	$50,774	$157,188	$159,926
Ratio of expenses to average net assets (d)	0.77	% (f)	0.76%	0.76%	0.76%	0.75%	0.75%
Ratio of net investment income to average net assets (b)(d)	1.80	% (f)	2.34%	2.34%	1.44%	1.30%	1.06%
Portfolio turnover rate	4	% (e)	13%	14%	14%	9%	32%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$11.91		$11.39	$10.40	$66.80	$60.80	$59.30
Income (loss) from investment operations:
Net investment income (a)(b)	0.09		0.25	0.06	0.55	0.70	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	0.19		0.58	0.98	(9.25)	5.80	2.65
Total income (loss) from investment operations	0.28		0.83	1.04	(8.70)	6.50	3.10
Less distributions from:
Net investment income	—		(0.30)	(0.02)	(10.15)	(0.50)	(1.10)
Net realized gain	—		—	(0.03)	(37.55)	—	(0.50)
Total distributions	—		(0.30)	(0.05)	(47.70)	(0.50)	(1.60)
Net asset value, end of period/year	$12.19		$11.91	$11.39	$10.40	$66.80	$60.80
Total return (c)	2.35	% (e)	7.18%	10.04%	(13.76)%	10.72%	5.53%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$3,993		$4,113	$4,246	$4,595	$6,376	$6,657
Ratio of expenses to average net assets (d)	1.02	% (f)	1.01%	1.01%	1.01%	1.00%	1.00%
Ratio of net investment income to average net assets (b)(d)	1.56	% (f)	2.12%	2.08%	1.37%	1.04%	0.80%
Portfolio turnover rate	4	% (e)	13%	14%	14%	9%	32%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2025		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024		December 31, 2023 *	December 31, 2022 *	December 31, 2021 *	December 31, 2020 *
Net asset value, beginning of period/year	$13.56		$26.42		$24.95	$71.35	$65.20	$63.70
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.13		0.28		0.31	(0.70)	1.05	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	(0.74)		1.65		1.24	(8.15)	5.85	2.90
Total income (loss) from investment operations	(0.61)		1.93		1.55	(8.85)	6.90	3.35
Less distributions from:
Net investment income	—		(14.79)		(0.05)	—	(0.75)	(1.35)
Net realized gain	—		—		(0.03)	(37.55)	—	(0.50)
Total distributions	—		(14.79)		(0.08)	(37.55)	(0.75)	(1.85)
Net asset value, end of period/year	$12.95		$13.56		$26.42	$24.95	$71.35	$65.20 (f)
Total return (c)	2.45	% (h)	7.33	% (g)	6.24%	(12.84)%	10.62%	5.52%
Ratios and Supplemental Data:
Net assets, end of period/year (d)	$45		$46		$42	$15	$521,296	$15
Ratio of expenses to average net assets (e)	0.91	% (h)	0.91%		0.91%	0.91%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets (b)(e)	1.46	% (h)	2.02%		(1.98)%	(0.92)%	1.49%	0.70%
Portfolio turnover rate	4	% (g)	13%		14%	14%	9%	32%

*	Effective August 18, 2023, the Portfolio had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Rounded net assets, not truncated.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	NAV does not recalculate due to rounding of net assets.

(g)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes net asset values may differ from the net asset values and returns for shareholder transactions.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited)
June 30, 2025

1.	ORGANIZATION

The TOPS® Managed Risk ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The Portfolios are “fund of funds”, in that the Portfolios will generally invest in other investment companies. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Managed Risk Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

Managed Risk Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

Managed Risk Moderate Growth Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Portfolios currently offer five classes of shares: Class 1 Shares, Class 2 Shares, Class 3 Shares, Class 4 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Effective August 18, 2023, each class of shares of each Portfolio underwent a reverse share split in the following ratios:

Portfolio	Reverse Share Split Ratio
Managed Risk Balanced ETF Portfolio	3 for 1
Managed Risk Growth ETF Portfolio	2 for 1
Managed Risk Moderate Growth ETF Portfolio	5 for 1

The effect of the reverse share split decreased the number of shares outstanding for each of the Portfolios listed by a split factor shown above, with a corresponding increase in the net asset value (“NAV”) per share. This event does not impact the overall net assets of each class. The share activity presented in the Statements of Changes and the per share data presented in the Financial Highlights have been retroactively adjusted to reflect this reverse share split.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including Accounting Standards Update 2013-08.

Operating Segments- The Portfolios have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Portfolios. Each Portfolio operates as a single operating segment. Each Portfolio’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Portfolio, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Funds of Funds - The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors or trustees of the open-end investment companies.

The Porfolios may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Portfolios’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for each Portfolio’s investments measured at fair value:

Managed Risk Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$50,716,172	$—	$—	$50,716,172
Short-Term Investments	7,040,970	—	—	7,040,970
Derivatives
Futures Contracts **	$93,318	$—	$—	$93,318
Total	$57,850,460	$—	$—	$57,850,460

Managed Risk Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$140,635,528	$—	$—	$140,635,528
Short-Term Investments	23,097,732	—	—	23,097,732
Derivatives
Futures Contracts **	$186,612	$—	$—	$186,612
Total	$163,919,872	$—	$—	$163,919,872

Managed Risk Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$88,607,636	$—	$—	$88,607,636
Short-Term Investments	11,320,001	—	—	11,320,001
Derivatives
Futures Contracts **	$203,789	$—	$—	$203,789
Total	$100,131,426	$—	$—	$100,131,426

The Portfolios did not hold any Level 2 or 3 securities during the six months period ended June 30, 2025.

*	Refer to the Schedule of Investments for security classifications.

**	Cumulative unrealized depreciation of futures contracts is reported in the above table.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 through December 31, 2024 or expected to be taken in the Portfolios’ December 31, 2025 year-end tax return. Each Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Asset and Liabilities as of June 30, 2025:

Managed Risk Balanced ETF Portfolio

	Statement of Assets and Liabilities
Contract Type/Primary Risk Exposure	Location	Unrealized Appreciation
Equity Risk	Unrealized appreciation on futures contracts	$62,052
Interest Risk	Unrealized appreciation on futures contracts	31,266
Total		$93,318

Managed Risk Growth ETF Portfolio

	Statement of Assets and Liabilities
Contract Type/Primary Risk Exposure	Location	Unrealized Appreciation
Equity Risk	Unrealized appreciation on futures contracts	$152,362
Interest Risk	Unrealized appreciation on futures contracts	34,250
Total		$186,612

Managed Risk Moderate Growth ETF Portfolio

	Statement of Assets and Liabilities
Contract Type/Primary Risk Exposure	Location	Unrealized Appreciation
Equity Risk	Unrealized appreciation on futures contracts	$166,055
Interest Risk	Unrealized appreciation on futures contracts	37,734
Total		$203,789

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Operations for the six months period ended June 30, 2025:

Managed Risk Balanced ETF Portfolio

			Realized and Unrealized
		Location of Gain (Loss) on Derivatives	Gain (Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss on futures contracts	$(1,797,173)
Futures Contracts	Interest Risk	Net realized gain on futures contracts	13,047
Total			$(1,784,126)

Futures Contracts	Equity Risk	Net change in unrealized appreciation on futures contracts	$165,920
Futures Contracts	Interest Risk	Net change in unrealized appreciation on futures contracts	60,758
Total			$226,678

Managed Risk Growth ETF Portfolio

			Realized and Unrealized
		Location of Gain (Loss) on Derivatives	Gain (Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss on futures contracts	$(7,692,101)
Futures Contracts	Interest Risk	Net realized gain on futures contracts	14,719
Total			$(7,677,382)

Futures Contracts	Equity Risk	Net change in unrealized appreciation on futures contracts	$166,684
Futures Contracts	Interest Risk	Net change in aprealized depreciation on futures contracts	67,430
Total			$234,114

Managed Risk Moderate Growth ETF Portfolio

			Realized and Unrealized
		Location of Gain (Loss) on Derivatives	Gain (Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss on futures contracts	$(4,081,027)
Futures Contracts	Interest Risk	Net realized gain on futures contracts	16,109
Total			$(4,064,918)

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$421,362
Futures Contracts	Interest Risk	Net change in unrealized depreciation on futures contracts	73,680
Total			$495,042

The notional value of the derivative instruments outstanding as of June 30, 2025 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Portfolio.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Portfolio’s performance.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans - The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash and securities as collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Securities received as collateral are U.S. government securities; securities received as collateral, if any, are not recognized as portfolio assets. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2025:

			Net Amounts
		Gross Amounts	of Assets
		Offset in the	Presented in
	Gross Amounts	Statements of	the Statements	Financial
	of Recognized	Assets &	of Assets &	Instruments	Cash Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Received	Received	Assets

Managed Risk Balanced ETF Portfolio
Description:
Securities Loaned	$2,635,431	$—	$2,635,431	$2,228,573	$406,858
Total	$2,635,431	$—	$2,635,431	$2,228,573	$406,858	$—

Managed Risk Growth ETF Portfolio
Description:
Securities Loaned	$5,670,863	$—	$5,670,863	$543,102	$5,127,761
Total	$5,670,863	$—	$5,670,863	$543,102	$5,127,761	$—

Managed Risk Moderate Growth ETF Portfolio
Description:
Securities Loaned	$492,813	$—	$492,813	$504,320	$(11,506)
Total	$492,813	$—	$492,813	$504,320	$(11,506)	$—

*	The amount is limited to the securities loaned asset balance and accordingly, does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of June 30, 2025:

Securities Lending Transactions
Overnight and Continuous
Managed Risk Balanced ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$466,075

Managed Risk Growth ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$5,248,410

Managed Risk Moderate Growth ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$—

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

The fair value of the securities loaned for the Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio totaled $2,635,431, $492,813 and $492,813 as of June 30, 2025, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “collateral for securities loaned” on each Schedule of Investments includes only cash collateral received and reinvested that totaled $466,075, $5,248,410, and $0 for the Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio as of June 30, 2025, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned.” The Managed Risk Balanced ETF Portfolio and Managed Risk Growth ETF Portfolio did not receive cash collateral as of June 30, 2025. At June 30, 2025, the Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio and Managed Risk Moderate Growth ETF Portfolio received non-cash collateral of $2,228,573, $543,102 and $504,320, respectively. The non-cash collateral consists of short -term investments and long-term bonds and is held for benefit of a Portfolio at the Portfolio’s custodian. A Portfolio cannot pledge or resell the collateral.

3.	INVESTMENT TRANSACTIONS

For the six month period ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, were as follows:

Portfolio	Purchases	Sales
Managed Risk Balanced ETF Portfolio	$2,642,260	$5,000,073
Managed Risk Growth ETF Portfolio	3,961,952	19,122,705
Managed Risk Moderate Growth ETF Portfolio	3,658,111	10,657,987

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management, LLC as the Portfolios’ Sub -Advisor (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.30% of each Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Portfolios, the Advisor, not the Portfolios, pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For the six month period ended June 30, 2025, the Portfolios paid the following in advisory fees:

Portfolio	Advisory Fees
Managed Risk Balanced ETF Portfolio	$85,321
Managed Risk Growth ETF Portfolio	237,068
Managed Risk Moderate Growth ETF Portfolio	150,525

The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for each of Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares. The fee is calculated at an annual rate of 0.25%, 0.35%, 0.60%, and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

For the six month period ended June 30, 2025, the Portfolios paid the following in distribution fees under the Plan:

Portfolio	Distribution Fees
Managed Risk Balanced ETF Portfolio	$84,304
Managed Risk Growth ETF Portfolio	224,178
Managed Risk Moderate Growth ETF Portfolio	151,998

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with UFS, each Portfolio pays to UFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense, Trustees fees and Custody Fees.

For the six month period ended June 30, 2025, the Trustees received fees in the amount $10,382 on behalf of each Portfolio.

The approved entities may be affiliates of UFS and the Distributor. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from UFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio was as follows:

Managed Risk Balanced ETF Portfolio
Forethought Life Insurance Company	28%

Managed Risk Growth ETF Portfolio
Forethought Life Insurance Company	33%
Minnesota Life Insurance Co.	27%

Managed Risk Moderate Growth ETF Portfolio
Forethought Life Insurance Company	33%
Pruco Life Insurance Co.	28%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The table below represents aggregate cost for federal tax purposes for the Portfolios as of June 30, 2025 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Tax Net
	Cost for			Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Portfolio	Purposes	Appreciation	Depreciation	(Depreciation)
Managed Risk Balanced ETF Portfolio	$54,229,217	$4,012,108	$(484,183)	$3,527,925
Managed Risk Growth ETF Portfolio	137,031,843	27,497,255	(795,837)	$26,701,418
Managed Risk Moderate Growth ETF Portfolio	89,577,880	11,370,535	(1,020,778)	$10,349,757

The tax character of the Portfolios distributions paid for the years ended December 31, 2024, and December 31, 2023 was as follows:

For the year ended December 31, 2024:
	Ordinary	Long-Term
	Income	Capital Gains	Total
Managed Risk Balanced ETF Portfolio	$1,519,747	$—	$1,519,747
Managed Risk Growth ETF Portfolio	3,841,717	—	3,841,717
Managed Risk Moderate Growth ETF Portfolio	2,583,439	—	2,583,439

For the year ended December 31, 2023:
	Ordinary	Long-Term
	Income	Capital Gains	Total
Managed Risk Balanced ETF Portfolio	$132,052	$277,804	$409,856
Managed Risk Growth ETF Portfolio	783,195	267,042	1,050,237
Managed Risk Moderate Growth ETF Portfolio	390,620	308,036	698,656

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Managed Risk Balanced ETF Portfolio	$1,584,537	$—	$—	$(4,406,479)	$—	$1,593,965	$(1,227,977)
Managed Risk Growth ETF Portfolio	3,436,769	—	—	(3,571,909)	—	19,428,691	19,293,551
Managed Risk Moderate Growth ETF Portfolio	2,564,298	—	—	(10,686,494)	—	6,534,852	(1,587,344)

The difference between book basis and tax basis accumulated net realized gains/ losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market treatment of Section 1256 futures contracts.

TOPS® Managed Risk ETF Portfolios
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2025

At December 31, 2024, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Non-Expiring
				Capital Loss
				Carry
				Forwards
Portfolio	Short-Term	Long-Term	Total	Utilized
Managed Risk Balanced ETF Portfolio	$54,435	$4,352,044	$4,406,479	$778,865
Managed Risk Growth ETF Portfolio	3,571,909	—	3,571,909	4,843,784
Managed Risk Moderate Growth ETF Portfolio	1,237,592	9,448,902	10,686,494	1,619,936

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TOPS® Managed Risk ETF Portfolios
Additional Information (Unaudited)
June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/2/2025

By (Signature and Title)

/s/ Jim Colantino
Jim Colantino, Principal Financial Officer/Treasurer

Date	9/2/2025